CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 29, 2026	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 8,347,558	$ 1,102,166	$ 812,534		$ 1,981,564
Accounts receivable, net		571,838	1,456,208		1,733,929
Inventories, net		1,503,402	1,622,833		1,598,840
Prepaid expenses and other current assets		1,357,105	1,246,286		339,418
Total current assets		4,534,511	5,137,861		5,653,751
Property and equipment, net		277,936	344,114		612,750
Right of use assets		274,410	312,041		458,894
Other assets		63,700	63,700		63,700
Total assets		5,150,557	5,857,716		6,789,095
Current liabilities:
Accounts payable		2,001,764	1,618,701		1,038,796
Accrued expenses and other current liabilities		1,923,458	1,866,123		1,612,833
SAFE liabilities		6,917,000	6,887,000
Deferred revenues		286,689	348,538		129,140	$ 281,403
Current portion of operating lease liabilities		159,382	156,797		146,515
Current portion of notes payable, net		7,308,988	6,123,992		3,462,515
Total current liabilities		18,597,281	17,001,152		6,389,799
Long-term liabilities:
Operating lease liabilities, net of current portion		126,082	167,290		324,107
Total long-term liabilities		876,082	167,290		324,107
Total liabilities		19,473,363	17,168,442		6,713,906
Stockholders' equity (deficit)
Preferred Stock, $0.0001 par value, 74,382,714 shares authorized and 64,322,487 shares issued and outstanding at December 31, 2025 and December 31, 2024, respectively		6,593	6,432		6,432
Common Stock, $0.0001 par value, 5,120,000 shares authorized and 1,322,500 and 1,316,616 shares issued and outstanding at December 31, 2025 and December 31, 2024, respectively		132	132		132
Additional paid-in capital		64,842,183	64,642,374		63,820,629
Accumulated deficit		(79,151,980)	(75,913,195)		(63,721,509)
Accumulated other comprehensive income		(19,734)	(46,470)		(30,496)
Total stockholders' deficit		(14,322,806)	(11,310,726)	$ (2,302,520)	75,189	$ 7,011,470
Total liabilities and stockholders' deficit		$ 5,150,557	$ 5,857,716		$ 6,789,095